Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 5,313	$ 3,872	$ 13,951	$ 12,602
Revenue from contract with customer benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	100.00%	100.00%	100.00%	100.00%
Revenue from contract with customer benchmark | Revenue Recognition Timing Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	100.00%	100.00%	100.00%	100.00%
Revenue from contract with customer benchmark | Segment Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	100.00%	100.00%	100.00%	100.00%
Autonomy Solutions
Disaggregation of Revenue [Line Items]
Revenue	$ 4,336	$ 3,297	$ 11,387	$ 9,666
Autonomy Solutions | Revenue from contract with customer benchmark | Segment Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	82.00%	85.00%	82.00%	77.00%
Component Sales
Disaggregation of Revenue [Line Items]
Revenue	$ 977	$ 575	$ 2,564	$ 2,936
Component Sales | Revenue from contract with customer benchmark | Segment Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	18.00%	15.00%	18.00%	23.00%
Recognized at a point in time
Disaggregation of Revenue [Line Items]
Revenue	$ 2,053	$ 608	$ 2,639	$ 9,666
Recognized at a point in time | Revenue from contract with customer benchmark | Revenue Recognition Timing Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	39.00%	16.00%	19.00%	77.00%
Recognized over time
Disaggregation of Revenue [Line Items]
Revenue	$ 3,260	$ 3,264	$ 11,312	$ 2,936
Recognized over time | Revenue from contract with customer benchmark | Revenue Recognition Timing Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	61.00%	84.00%	81.00%	23.00%
North America
Disaggregation of Revenue [Line Items]
Revenue	$ 2,539	$ 1,085	$ 4,010	$ 10,453
North America | Revenue from contract with customer benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	48.00%	28.00%	29.00%	83.00%
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue	$ 321	$ 8	$ 906	$ 469
Asia Pacific | Revenue from contract with customer benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	6.00%	0.00%	6.00%	4.00%
Europe and Middle East
Disaggregation of Revenue [Line Items]
Revenue	$ 2,453	$ 2,779	$ 9,035	$ 1,680
Europe and Middle East | Revenue from contract with customer benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	46.00%	72.00%	65.00%	13.00%